Financial risk management objectives and policies - Currency Risk (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Impacts in the major local currencies
Cash funding recurring period	42 days
All Currencies Other Than EGP and GHS [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
All Currencies Other Than EGP and GHS [Member] | Minimum
Impacts in the major local currencies
Actual valuation fluctuation	2.00%
All Currencies Other Than EGP and GHS [Member] | Maximum
Impacts in the major local currencies
Actual valuation fluctuation	4.28%
Egyptian Pound (EGP)
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Actual valuation fluctuation	13.32%
Egyptian Pound (EGP) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ 2,315
Effect on pre-tax equity due to decrease in designated risk component	(2,315)
Effect on profit before tax equity due to increase in designated risk component	110
Effect on profit before tax equity due to decrease in designated risk component	€ (110)
Egyptian Pound (EGP) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (2,585)
Effect on pre-tax equity due to decrease in designated risk component	2,585
Effect on profit before tax equity due to increase in designated risk component	365
Effect on profit before tax equity due to decrease in designated risk component	€ (365)
Rand (ZAR) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (1,003)
Effect on pre-tax equity due to decrease in designated risk component	1,003
Effect on profit before tax equity due to increase in designated risk component	(1)
Effect on profit before tax equity due to decrease in designated risk component	€ 1
Rand (ZAR) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (36)
Effect on pre-tax equity due to decrease in designated risk component	36
Effect on profit before tax equity due to increase in designated risk component	24
Effect on profit before tax equity due to decrease in designated risk component	€ (24)
Naira (NGN) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (1,199)
Effect on pre-tax equity due to decrease in designated risk component	1,199
Effect on profit before tax equity due to increase in designated risk component	(51)
Effect on profit before tax equity due to decrease in designated risk component	€ 51
Naira (NGN) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (418)
Effect on pre-tax equity due to decrease in designated risk component	418
Effect on profit before tax equity due to increase in designated risk component	73
Effect on profit before tax equity due to decrease in designated risk component	€ (73)
Moroccan Dirham (MAD) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (1,955)
Effect on pre-tax equity due to decrease in designated risk component	1,955
Effect on profit before tax equity due to increase in designated risk component	189
Effect on profit before tax equity due to decrease in designated risk component	€ (189)
Cedi (Ghana) (GHS)
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Actual valuation fluctuation	10.92%
Cedi (Ghana) (GHS) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ 558
Effect on pre-tax equity due to decrease in designated risk component	(558)
Effect on profit before tax equity due to increase in designated risk component	80
Effect on profit before tax equity due to decrease in designated risk component	€ (80)
Cedi (Ghana) (GHS) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (623)
Effect on pre-tax equity due to decrease in designated risk component	623
Effect on profit before tax equity due to increase in designated risk component	201
Effect on profit before tax equity due to decrease in designated risk component	€ (201)
Kenyan Shilling (KES) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ 663
Effect on pre-tax equity due to decrease in designated risk component	(663)
Effect on profit before tax equity due to increase in designated risk component	32
Effect on profit before tax equity due to decrease in designated risk component	€ (32)
Kenyan Shilling (KES) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	€ (739)
Effect on pre-tax equity due to decrease in designated risk component	739
Effect on profit before tax equity due to increase in designated risk component	97
Effect on profit before tax equity due to decrease in designated risk component	€ (97)